BEA Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.                    Richard J. Lindquist
CHAIRMAN OF THE BOARD                     PRESIDENT AND CHIEF
Prof. Enrique R. Arzac                    INVESTMENT OFFICER
DIRECTOR                                  Suzanne E. Moran
Lawrence J. Fox                           INVESTMENT OFFICER
DIRECTOR                                  Hal Liebes
James S. Pasman, Jr.                      SENIOR VICE PRESIDENT
DIRECTOR                                  Michael A. Pignataro
                                          SECRETARY

            --------------------------------------------------------

INVESTMENT ADVISER
Credit Suisse Asset Management
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
            --------------------------------------------------------

ADMINISTRATOR
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109
            --------------------------------------------------------

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109
            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
BankBoston N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001
            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019
            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES
The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, is included at the back of this report.

            --------------------------------------------------------

                             BEA Income Fund, Inc.

                 ---------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 1999

BEA INCOME FUND, INC.

----------
Dear Shareholders:                                                April 27, 1999

We are writing to report on the activities of the BEA Income Fund, Inc. ("the Fund") for the quarter ended March 31, 1999 and to discuss our investment strategy.

    At March 31, 1999, the Fund's net asset value ("NAV") was $7.64, compared to an NAV of $7.77 at December 31, 1998. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was 0.7%.

    At March 31, 1999, $226.3 million was invested in high yield debt securities; $16.7 million in investment-grade debt securities; and $17.4 million in equity securities. The investment-grade component consisted of short- and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (49.3%) was invested in B-rated issues.

THE MARKET: MORE COMFORTABLE WITH RISK

    The revival in prices of "spread product"--debt securities whose market valuation is driven by the difference, known as the "spread," between their yields and those of U.S. Treasury debt--that began in the fourth quarter of 1998, continued into the first quarter of 1999. Investor sentiment became much calmer, as the fear of risk that had hurt most spread product categories in mid-1998 subsided.

    Several factors combined to create an environment in which riskier fixed income sectors like high yield returned to favor:

- The U.S. economy proved stronger than many people expected. This, in turn, reduced the likelihood of further cuts in U.S. interest rates after the Federal Reserve eased by 75 basis points in the fourth quarter, which meant that Treasuries would probably not rally. Spread product thus did not have to compete with Treasuries for investor attention as much as it did earlier in 1998.

- Brazil devalued its currency in mid-January in a move that many considered one of the last potential pieces of truly bad news that could come from the emerging world. With the devaluation out of the way, a more aggressive approach from Brazilian policy makers and little "contagion"-type effect on other emerging markets, a significant source of anxiety for financial markets worldwide declined.

- Liquidity was ample, fueled by a remarkable 70+ interest-rate reductions globally since the beginning of the fourth quarter and the completion of the fairly orderly sale of huge fixed income positions by battered hedge funds.

- There were indications that Japan was beginning to act in an increasingly market-friendly way to stimulate its depressed economy. While the economy itself remained mired in recession, investor perception about Japan became notably more positive.

    The generalized improvement in spread product was disproportionately beneficial for high yield. As represented by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), high yield was the top-performing sector in the U.S. fixed income universe. SSBHYMI's 1.5% quarterly return, moreover, was substantially better than that of the -0.5% generated by the Lehman Brothers Aggregate Bond Index, a standard proxy for U.S. investment-grade instruments.

    Market-specific factors also contributed to high yield's strength. Increasing investor appetite was reflected in higher cash flows into high yield mutual funds, as well as heavy demand for collateralized bond obligations backed by high yield instruments. New issuance of $30.1 billion was nearly 40% lower than the $49.7 billion level recorded in the first quarter of 1998, which helped to tighten the market's supply/demand profile.

PERFORMANCE: EFFECTIVE SECTOR ALLOCATION

    The Fund's performance during the quarter benefited from effective sector allocation on several different levels:

INDUSTRIES. Among industries, our three largest exposures remained in telecommunications, cable/media and gaming. The Fund's performance benefited in two ways: not only did all three perform much better than the market, but we significantly overweighted them (relative to the market) as well.

    We also underweighted health care and energy, which were two of the market's three worst-performing sectors during the quarter.

ZEROS VS. CASH-PAY. Through our substantial overweighting in telecommunications, the portfolio was more highly exposed than the market to deferred-interest instruments such as zero-coupon bonds. Zeros outperformed traditional cash-pay instruments during the quarter by nearly a five-to-one margin.

CREDIT RATINGS. On the credit spectrum, the Fund's single biggest concentration was in B-rated securities, which outperformed the overall market.

OUTLOOK: OPTIMISTIC

    Our near-term outlook for the high yield market is optimistic. We expect sentiment and price appreciation to be supported by the ongoing strength of the economy; minimal inflation; the likelihood that interest rates will stay at current levels; and signs of improvement in economically sensitive industries. Yield spreads relative to comparable-maturity U.S. Treasury bonds--which have steadily fallen since peaking in mid-1998--should continue to narrow, which should push bond prices higher.

    We see two main areas for potential concern at the moment. The first of these is the market's persistently high level of volatility. The other is the rising vulnerability of the U.S. equity market (to which activity in high yield is closely correlated), whose share valuations are becoming increasingly stretched. Although we do not expect the Federal Reserve to raise interest rates, we would not be surprised if Fed Chairman Alan Greenspan made comments designed to dampen buying activity in U.S. financial markets. If he did so, bond prices would likely fall to some degree.

    The essential strategy with which we have managed the Fund for some time remains intact. We are keeping the portfolio most heavily weighted in telecommunications, cable/media and gaming, whose positive industry and company fundamentals are unchanged. Although we continue to avoid overweight positions in economically sensitive industries in which fundamentals have been lackluster for some time, we may selectively increase exposure if prospects keep improving.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.

William W. Priest, Jr.
CHAIRMAN OF THE BOARD*

FROM CREDIT SUISSE ASSET MANAGEMENT:

    I. Effective January 12, 1999, the Fund's investment adviser, BEA Associates, changed its name to Credit Suisse Asset Management ("CSAM"). In making the announcement, the firm said that it expected the new name to enhance its recognition as a global asset manager. CSAM is the investment division of Credit Suisse Group, one of the world's largest financial organizations, with $600 billion in assets under management.

    II. Effective May 11, 1999, the BEA Income Fund, Inc. announced that following approval by shareholders at their Annual Shareholders' Meeting held on May 10, 1999, the Fund has changed its name to Credit Suisse Asset Management Income Fund, Inc.

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist is also President and Chief Investment Officer of BEA Strategic Global Income Fund, Inc.

    * William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates joined CSAM in 1972. Mr. Priest is Director and Chairman of the Board of BEA Strategic Global Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Indonesia Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS

---------

MARCH 31, 1999

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (97.2%)
-------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (85.4%)
-------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (1.2%)
           Canadian Airlines Corp.
            Sr. Notes
            12.25%, 8/1/06                     Caa2      $       1,950   $  1,087,125
           Collins & Aikman Products,
            Corp.
            Sr. Sub. Notes
            11.50%, 4/15/06                      B3                550        572,000
           Decrane Aircraft Holdings
            Sr. Sub Notes
            12.00%, 9/30/08                    Caa1                800        808,000
           Globalstar, L.P. / Globalstar
            Capital Corp.:
            Sr. Notes
            11.25%, 6/15/04                    Caa1                500        311,250
           11.50%, 6/1/05                        B3                200        126,000
      (1)  Sabreliner Corp.
            Sr. Notes
            11.00%, 6/15/08                      B3                200        187,250
           Wyman-Gordon Co.
            Sr. Notes
            8.00%, 12/15/07                     Ba2                150        147,375
                                                                         ------------
           GROUP TOTAL                                                      3,239,000
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (2.6%)
           Aetna Industries, Inc.
            Sr. Notes
            11.875%, 10/1/06                     B3                600        613,500
           Autotote Corp.
            Series B
            10.875%, 8/1/04                      B2                750        772,500
      (1)  Breed Technologies
            Sr. Sub. Notes
            9.25%, 4/15/08                     Caa1                400        160,000
           Cambridge Industries, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 7/15/07                      B3                500        418,750
           Hayes Wheels, Inc. Series B,
            Gtd. Sr. Notes
            9.125%, 7/15/07                      B2                500        523,750
           MCII Holdings Corp.
            Sr. Secured Discount Notes
            12.00%, 11/15/02                    N/R              1,950      1,716,000
           Oxford Automotive, Inc.
            Gtd. Sr. Sub. Notes:
            10.125%, 6/15/07                   Caa1              1,025      1,066,000
      (1)   10.125%, 6/15/07                   Caa1                500        517,500
           Safety Components
            International, Inc. Series B,
            Gtd. Sr. Sub. Notes
            10.125%, 7/15/07                     B3                500        498,125
           Stanadyne Automotive Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 12/15/07                   Caa1                400        401,000

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Walbro Corp. Series B,
            Gtd. Sr. Sub. Notes
            10.125%, 12/15/07                    B2      $         300   $    303,000
                                                                         ------------
           GROUP TOTAL                                                      6,990,125
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.8%)
      (2)  Australis Holdings Pty., Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                      N/R              3,950         39,500
   (2)(3)  Australis Media, Ltd.:
            15.75%, 5/15/03                       C                 37            185
            Yankee Units
            15.75%, 5/15/03                       C              2,375         11,875
      (3)  Capstar Broadcasting Partners,
            Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                       N/R              2,000      1,690,000
      (1)  Chancellor Media Corp.
            Sr. Sub. Notes
            9.00%, 10/1/08                      Ba3                500        536,250
           Cumulus Media, Inc.
            Sr. Sub. Notes
            10.375%, 7/1/08                      B3                800        862,000
           Digital Television Services,
            L.L.C./DTS Capital, Inc.
            Gtd. Sr. Sub. Notes
            12.50%, 8/1/07                       B3                750        832,500
      (3)  EchoStar Communications Corp.
            Gtd. Sr. Discount Notes
            9.375%, 2/1/09                       B2              2,000      2,070,000
           Granite Broadcasting Corp.:
            Series A, Sr. Sub. Notes
            9.375%, 12/1/05                      B3                300        294,375
            Sr. Sub. Notes
            8.875%, 5/15/08                      B3                900        904,500
           Pegasus Media &
            Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                       B2                250        275,000
           SFX Broadcasting, Inc. Series
            B,
            Sr. Sub. Notes
            10.75%, 5/15/06                      B3                427        478,774
           Sinclair Broadcast Group,
            Inc.:
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                      B2                350        357,000
            Sub. Notes
            10.00%, 9/30/05                      B2                900        954,000
           Spanish Broadcasting System,
            Inc.
            Sr. Notes
            12.50%, 6/15/02                      B3                500        561,875
           Time Warner Telecom, L.L.C.
            Sr. Notes
            9.75%, 7/15/08                       B2                500        535,000
           Turner Broadcasting Systems,
            Inc.
            Sr. Notes
            7.40%, 2/1/04                       Ba1                820        858,343

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
      (3)  United International Holdings,
            Inc.
            Series B, Sr. Discount Notes
            0.00%, 2/15/08                       B3      $       1,700   $  1,156,000
           Univision Network Holding,
            L.P.
            Sub. Notes
            Zero Coupon, 12/17/02               N/R              1,500      1,807,500
           Young Broadcasting, Inc.:
            Series B,
            Gtd. Sr. Sub. Notes
            9.00%, 1/15/06                       B2                300        307,500
            Series B,
            Sr. Sub. Notes
            8.75%, 6/15/07                       B2                865        890,950
                                                                         ------------
           GROUP TOTAL                                                     15,423,127
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.3%)
      (1)  General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                       B2                250        254,375
      (1)  Iron Mountain, Inc.
            Sr. Sub. Notes
            8.75%, 9/30/09                       B3                200        206,000
           Skandinaviska Enskilda Banken
            AB
            Perpetual Sub. Notes
            7.50%, 3/29/49                      N/R                250        243,350
      (1)  Supercanal Holdings S.A.
            Sr. Notes
            11.50%, 5/15/05                      B3                500        216,250
                                                                         ------------
           GROUP TOTAL                                                        919,975
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
CABLE (9.4%)
           Avalon Cable Holdings, Inc.
            Units
            Zero Coupon, 12/1/08               Caa1                300        192,375
           CSC Holdings, Inc.:
            Sr. Sub. Notes
            9.875%, 5/15/06                      B1                400        435,000
            Sr. Sub. Debentures
            9.875%, 2/15/13                      B1                850        940,313
            Series B,
            Sr. Sub. Debentures
            8.125% 8/15/09                      Ba2                350        376,103
           Centrury Communications Corp.:
            Sr. Notes
            9.75%, 2/15/02                      Ba3                500        525,000
            8.75%, 10/1/07                      Ba3                400        417,000
      (1)   Classic Cable, Inc.
            9.875%, 8/1/08                       B3                700        742,000
           Comcast Corp.:
            Sr. Sub. Notes
            9.375%, 5/15/05                     Ba3                180        192,150
            9.125%, 10/15/06                    Ba3                750        808,973
   (1)(3)  DIVA Systems Corp.
            Units
            0.00%, 3/1/08                       N/R              2,775        846,375
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
      (3)  Diamond Cable Communications
            plc
            Yankee Discount Notes
            0.00%, 12/15/05                    Caa1      $       1,500   $  1,305,000
      (1)  Falcon Holdings Group,
            L.P./Falcon Funding Corp.:
            Sr. Debentures
            8.375%, 4/15/10                      B2                500        502,500
      (3)   Sr. Discount Debentures
            0.00%, 4/15/10                       B2              1,500      1,044,375
           Helicon Group, L.P.
            Series B, Sr. Secured Notes
            11.00%, 11/1/03                      B1                800        836,000
           InterMedia Capital Partners
            IV, L.P./InterMedia Partners
            Capital Corp.
            Sr. Notes
            11.25%, 8/1/06                       B2                650        739,375
      (3)  International CableTelevision:
            Series A, Sr. Notes
            0.00%, 4/15/05                       B3              1,000        945,000
            Series B, Sr. Notes
            0.00%, 2/1/06                        B3              1,050        913,500
           James Cable Partners L.P.
            Series B, Sr. Notes
            10.75%, 8/15/04                     N/R              1,550      1,658,500
           Jones Intercable, Inc.
            Sr. Notes
            7.625%, 4/15/08                     Ba2              1,150      1,213,250
      (1)   Lenfest Communications, Inc.:
            Sr. Sub. Notes
            8.375% 11/1/05                      Ba3                500        530,000
            Sr. Notes
             10.50%, 6/15/06                     B2                900      1,057,500
            8.25%, 2/15/08                       B2                200        210,250
           NTL, Inc.:
            Series B, Sr. Notes
            10.00%, 2/15/07                      B3                500        530,000
   (1)(3)   Sr. Notes
            0.00%, 10/1/08                       B3              1,500      1,023,750
      (1)   Sr. Sub. Notes
            11.50%, 10/1/08                      B3                600        676,500
           Northland Cable Television
            Sr. Sub. Notes
            10.25%, 11/15/07                    N/R                500        530,000
           Olympus Communications,
            L.P./Olympus Capital Corp.
            Series B, Sr. Notes
            10.625%, 11/15/06                    B1              1,000      1,091,250
           OpTel, Inc.:
            Series B, Sr. Notes
            13.00%, 2/15/05                      B3                500        490,000
            11.50%, 7/1/08                       B3                850        765,000
      (3)  Renaissance Media Group
            Sr. Discount Notes
            0.00%, 4/15/08                       B3              1,000        697,500
           Rogers Cablesystems, Ltd.
            10.00%, 12/1/07                     Ba3                450        505,125
           Tele-Communications, Inc.
            Series C, Medium Term Notes
            6.34%, 2/1/02                       Ba1                220        223,911

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
      (3)  Telewest Communications plc
            Yankee Sr. Sub. Discount
            Debentures
            0.00%, 10/1/07                       B1      $       2,100   $  1,848,000
                                                                         ------------
           GROUP TOTAL                                                     24,811,575
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.4%)
           Applied Extrusion Technologies
            Series B, Sr. Notes
            11.50%, 4/1/02                       B2              1,500      1,530,000
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                      B1              1,000      1,088,750
           NL Industries, Inc.
            Sr. Secured Notes
            11.75%, 10/15/03                     B1                250        267,812
      (3)  Sterling Chemical Holdings,
            Inc.
            Sr. Secured Discount Notes
            0.00%, 8/15/08                     Caa1              1,000        425,000
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                     N/R                350        345,625
                                                                         ------------
           GROUP TOTAL                                                      3,657,187
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.2%)
           AFC Enterprises
            Sr. Sub. Notes
            10.25%, 5/15/07                     N/R                400        425,000
           American Architectural
            Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/01/07                   Caa1              1,150        917,125
           Collins & Aikman Floor
            Coverings, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 1/15/07                      B3              1,000      1,062,500
           International Utility
            Structures, Inc.
            Sr. Sub. Notes
            10.75%, 2/1/08                     Caa1                500        508,750
      (3)  Waxman Industries, Inc.
            Series B, Sr. Secured
            Deferred Notes
            0.00%, 6/1/04                      Caa1                600        315,000
                                                                         ------------
           GROUP TOTAL                                                      3,228,375
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.4%)
      (3)  Coinstar, Inc.
            Sr. Discount Notes
            0.00%, 10/1/06                     Caa1              1,700      1,510,875
           Doskil Manufacturing Co., Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                     B3                500        475,000
           Fort James Corp.
            Notes
            6.234%, 3/15/01                    Baa3                155        154,715
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                     B3      $         800   $    771,000
      (1)  Indesco International, Inc.
            Gtd. Sr. Sub. Notes
            9.75%, 4/15/08                       B3                600        496,500
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                      B3              1,150      1,144,250
           Packaged Ice, Inc.
            Gtd. Sr. Notes
            9.75%, 2/1/05                        B3                100        102,250
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                      B1                225        232,875
           Revlon Consumer Products
            Sr. Sub. Notes
            8.625%, 2/1/08                       B3                700        651,000
           Sealy Mattress Co.
            Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                     B3                200        198,500
   (2)(4)  Town & Country Corp.
            Sr. Sub. Notes
            13.00%, 5/31/98                     N/R                878              0
      (1)  United Rentals, Inc.
            Sr. Sub. Notes
            9.25%, 1/15/09                       B1                750        763,125
                                                                         ------------
           GROUP TOTAL                                                      6,500,090
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.0%)
           Details, Inc.
            Series B, Sr. Sub Notes
            10.00%, 11/15/05                     B3                500        488,125
           Unisys Corp.:
            Series B, Sr. Notes
            12.00%, 4/15/03                      B1              1,000      1,102,500
            Sr. Notes
            11.75% 10/15/04                      B1                225        254,812
            7.875%, 4/1/08                       B1                250        262,500
           Viasystems, Inc.:
            Sr. Sub. Notes
            9.75%, 6/1/07                        B3                300        282,375
           Series B, Sr. Sub. Notes
            9.75%, 6/1/07                        B3                150        143,250
                                                                         ------------
           GROUP TOTAL                                                      2,533,562
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
ENERGY (3.9%)
           Abraxas Petroleum Corp.
            Series B, Sr. Notes
            11.50%, 11/1/04                      B2              1,550        926,125
           Belden & Blake Energy Co.
            Series B, Gtd. Sr. Sub. Notes
            9.875%, 6/15/07                      B3                200        116,000
           Bellwether Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                      B3              1,250      1,270,313
      (1)  Canadian Forest Oil, Ltd.
            Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                       B2                450        433,125

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Cliffs Drilling Co.
            Series D,
            Gtd. Sr. Notes
            10.25%, 5/15/03                      B1      $       1,100   $  1,056,000
      (1)  Cogentrix Energy, Inc.
            Sr. Notes
            8.75%, 10/15/08                     Ba1              1,000      1,047,500
           Continental Resources
            Gtd. Sr. Notes
            10.25%, 8/1/08                       B3                250        191,250
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                       B3              1,000        942,500
      (1)  Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                        B2                500        466,875
      (1)  Gothic Production Corp.
            Gtd. Sr. Secured Notes
            11.125%, 5/1/05                      B3                250        192,500
           H.S. Resources, Inc.:
            Sr. Sub. Notes
            9.875%, 12/1/03                      B2                500        501,250
            Gtd. Sr. Sub Notes
            9.25%, 11/15/06                      B2                600        588,000
      (1)  Key Energy Service Units
            14.00%, 1/15/09                    Caa1              1,250      1,162,500
           Parker Drilling Co.
            Series D, Gtd. Sr. Notes
            9.75%, 11/15/06                      B1                300        247,500
           Plains Resources, Inc.
            Series B, Gtd. Sr. Sub. Notes
            10.25%, 3/15/06                      B2                375        370,781
      (1)  Southwest Royalties, Inc.
            Series B, Gtd. Sr. Notes
            10.50%, 10/15/04                     B3                500        220,000
           TransAmerican Energy
            Series B, Sr. Secured Notes
            11.50%, 6/15/02                      B3                450        112,500
      (1)  Valero Energy Bonds
            6.75%, 12/15/02                    Baa3                185        183,366
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                       B2                450        288,000
                                                                         ------------
           GROUP TOTAL                                                     10,316,085
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (3.4%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                      B3                425        383,562
      (1)  Bally Total Fitness Holding
            Corp.
            Series B, Sr. Sub. Notes
            9.875%, 10/15/07                     B3                350        346,500
           Booth Creek Ski Holdings, Inc.
            Series B, Sr. Sub. Notes
            12.50%, 3/15/07                    Caa1              1,000        955,000
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                       B2                250        259,375
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Genmar Holdings, Inc.
            Series A, Sr. Sub. Notes
            13.50%, 7/15/01                    Caa2      $         500   $    500,000
      (1)  Hollywood Theaters, Inc.
            Gtd. Sr. Sub. Notes
            10.625% 8/1/07                       B3                400        239,500
           ICON Health & Fitness, Inc.
            Series B, Sr. Sub. Notes
            13.00%, 7/15/02                      B3                500        314,375
      (3)  IHF Holdings, Inc.
            Series B, Sr. Sec. Discount
            Notes
            Zero Coupon, 11/15/04              Caa2              1,450        262,813
           Lowes Cineplex
            Sr. Sub. Notes
            8.875%, 8/1/08                       B3                900        897,750
      (1)  Outboard Marine Corp.
            Gtd. Sr. Notes
            10.75%, 6/1/08                       B3                500        409,375
      (1)  Premier Cruises, Ltd.
            Gtd. Sr. Notes
            11.00%, 3/15/08                      B3                900        222,750
      (1)  Production Resource Group,
            L.L.C./PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08                    Caa2                750        748,125
           Regal Cinemas, Inc.
            Sr. Sub. Notes
            9.50%, 6/1/08                        B3              1,050      1,072,312
           Silver Cinemas, Inc.
            Sr. Sub. Notes
            10.50%, 4/15/05                    Caa1              1,900      1,270,625
           Time Warner, Inc.:
            Debentures
            7.48%, 1/15/08                      Ba1                175        187,688
            9.125%, 1/15/13                     Ba1                 95        116,079
            6.85%, 1/15/26                      Ba1                720        733,248
                                                                         ------------
           GROUP TOTAL                                                      8,919,077
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (2.0%)
           AT&T Capital Corp.
            Series 4, Medium Term Notes:
            6.92%, 4/29/99                     Baa3                600        600,720
            6.47%, 12/3/99                     Baa3                 60         60,370
           Associates Corp. of North
            America
            Sr. Debentures
            5.96%, 5/15/37                      Aa3                350        354,900
           Banque Paribas NY
            6.95%, 7/22/13                       A3                 60         60,057
           BellSouth Capital Funding
            Corp.
            Debentures
            6.04%, 11/15/26                     Aa1                500        505,140
           Citicorp
            Series F, Sub. Notes
            6.375%, 11/15/08                     A1                280        278,006
           DVI, Inc.
            Sr. Notes
            9.875%, 2/1/04                       B1                500        486,250

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Ford Motor Credit Co.
            Sr. Notes
            5.80%, 1/12/09                       A1      $         190   $    182,516
           Lehman Brothers Holdings Corp
            Notes
            6.625%, 4/1/04                     Baa1                120        120,000
           Long Island Savings Bank
            F.S.B.
            Notes
            7.00%, 6/13/02                     Baa3                770        786,686
           National Westminster Bank
            Debentures
            9.375%, 11/15/03                    Aa3                 95        107,904
      (1)  Prudential Insurance Co.
            Sr. Notes
            6.375%, 7/23/06                      A2                100        100,316
      (3)  PTC International Finance B.V.
            Gtd. Sr. Sub. Notes
            0.00%, 7/1/07                        B3                350        253,750
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                     N/R              1,750      1,435,000
                                                                         ------------
           GROUP TOTAL                                                      5,331,615
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.8%)
           AmeriServ Food Distribution,
            Inc.
            Gtd. Sr. Notes
            8.875%, 10/15/06                     B1                500        420,625
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                       B2              1,000      1,027,500
      (1)  Eagle Family Foods
            Series B,
            Gtd. Sr. Notes
            8.75%, 1/15/08                       B3                450        423,562
      (1)  Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                      B3                700        658,875
           Hollinger International
            Publishing
            Gtd. Sr. Notes
            9.25%, 3/15/07                       B1              1,000      1,042,500
           International Home Foods, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                     B2              1,000      1,083,750
                                                                         ------------
           GROUP TOTAL                                                      4,656,812
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
HEALTH CARE (1.7%)
      (1)  ICN Pharmaceutical
            Sr. Notes
            8.75%, 11/15/08                     Ba3                500        503,750
           Integrated Health Services,
            Inc.:
            Series A,
            Sr. Sub. Notes
            10.25%, 4/30/06                      B2                400        284,000
            Sr. Sub. Notes
            9.25%, 1/15/08                       B2                100         64,000
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Meditrust
            Conv. Debentures
            7.50%, 3/1/01                      Baa3      $       2,000   $  1,950,000
           Merck & Co.
            Series B, Medium Term Notes
            5.76%, 5/3/37                       Aaa                500        509,325
      (1)  Oxford Health Plans
            Sr. Notes
            11.00%, 5/15/05                    Caa1                590        591,475
           Paracelsus Healthcare
            Sr. Sub. Notes
            10.00%, 8/15/06                      B3                750        532,500
           Vencor Operating, Inc.
            Gtd. Sr. Sub. Notes
            9.875%, 5/1/05                       B3                150         27,750
                                                                         ------------
           GROUP TOTAL                                                      4,462,800
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (4.6%)
           AMTROL Acquisition, Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06                    B3                400        388,500
           APCOA, Inc.
            Gtd. Sr. Notes
            9.25%, 3/15/08                     Caa1                430        401,513
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                      B2                585        590,850
           CLARK Material Handling Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                     B1                550        569,250
           Delco Remy
            International, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/06                      B2                600        638,250
      (1)  Diamond Triumph
            Sr. Notes
            9.25%, 4/1/08                        B2                500        502,500
      (1)  Golden Ocean Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                      B3              1,548        321,210
      (1)  Hayes Lemmerz
            International, Inc.
            Gtd. Sr. Notes
            8.25%, 12/15/08                      B2                750        753,750
           Haynes International, Inc.
            Sr. Notes
            11.625%, 9/1/04                      B3                500        390,000
           International Knife & Saw,
            Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06                    B3                750        768,750
           MVE, Inc.
            Sr. Secured Debentures
            12.50%, 2/15/02                      B3                850        909,500
           Motors & Gears, Inc.
            Series D, Sr. Notes
            10.75%, 11/15/06                     B3              1,500      1,539,375
           Neenah Corp.
            Series B, Sr. Sub. Notes
            5.00%, 5/1/07                        B3                500        523,750

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
      (1)  PSINET, Inc.
            Sr. Notes
            11.50%, 11/1/08                      B3      $       1,000   $  1,120,000
      (1)  Park-Ohio Industries, Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                       B2                400        409,500
           SRI Receivables Purchase Co.,
            Inc.
            Series B, Notes
            12.50%, 12/15/00                    N/R              1,500      1,545,000
           Seagate Technology, Inc.
            Sr. Debentures
            7.45%, 3/1/37                      Baa3                120        116,084
   (1)(3)  Thermadyne Holdings Corp.
            Sr. Discount Notes
            0.00%, 6/1/08                      Caa1                975        476,531
      (1)  Thermadyne Mfg., L.L.C./
            Thermadyne Capital Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 6/1/08                       B3                300        281,250
                                                                         ------------
           GROUP TOTAL                                                     12,245,563
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
METALS & MINING (3.7%)
           AK Steel Corp.
            Gtd. Sr. Notes
            10.75%, 4/1/04                      Ba2              1,200      1,254,000
           Algoma Steel, Inc.
            Yankee First Mortgage Notes
            12.375%, 7/15/05                     B1              1,000        970,000
      (1)  Bayou Steel Corp.
            First Mortgage Notes
            9.50%, 5/15/08                       B1                500        491,250
           Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                      B1              1,050        252,000
           Kaiser Aluminum & Chemical
            Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06                    B1                675        690,188
      (1)  Lodestar Holdings, Inc.
            Sr. Notes
            11.50%, 5/15/05                    Caa2                800        682,000
      (1)  Metallurg, Inc.
            Series B,
            Gtd. Sr. Notes
            11.00%, 12/1/07                      B3                750        695,625
      (1)  National Steel Corp.
            First Mortgage Bonds
            9.875%, 3/1/09                      Ba3                750        770,625
           Republic Engineered Steel,
            Inc.
            First Mortgage Bonds
            9.875%, 12/15/01                   Caa1              1,135      1,142,094
           Sheffield Steel Corp.
            Series B, First Mortgage
            Bonds
            11.50%, 12/1/05                    Caa2                750        696,562
           WCI Steel, Inc.
            Series B,
            Sr. Secured Notes
            10.00%, 12/1/04                      B2                925        945,812
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                      B2      $         500   $    480,000
           Wheeling-Pittsburg Corp.
            Sr. Notes
            9.25%, 11/15/07                      B2                750        738,750
                                                                         ------------
           GROUP TOTAL                                                      9,808,906
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (1.5%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                     B2                250        257,500
           BPC Holding Corp.
            Series B,
            Sr. Secured Notes
            12.50%, 6/15/06                    Caa3                900        936,000
           Container Corp. of America
            Gtd. Sr. Notes
            9.75%, 4/1/03                        B1                500        526,250
      (3)  Crown Packaging Enterprises
            Ltd.
            Yankee Sr. Secured Discount
            Notes
            0.00%, 8/1/06                       Ca1              2,450         36,750
           Four M Corp.
            Series B,
            Gtd. Sr. Secured Notes
            12.00%, 6/1/06                       B3                150        114,000
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                       B3                700        675,500
           Radnor Holdings, Inc.
            Series B,
            Gtd. Sr. Notes
            10.00%, 12/1/03                      B2                250        257,500
           Riverwood International Corp.
            Gtd. Sr. Notes
            10.875%, 4/1/08                    Caa1                600        579,000
      (1)  Stone Container Finance Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                      B2                530        576,375
                                                                         ------------
           GROUP TOTAL                                                      3,958,875
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.1%)
      (1)  Ainsworth Lumber Co., Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                      B3              1,900      2,014,000
           Color Spot Nurseries
            Sr. Sub. Notes
            10.50%, 12/15/07                   Caa1              1,000        547,500
           Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                       B3                550        470,250
           Malette, Inc.
            Yankee Sr. Secured Debentures
            12.25%, 7/15/04                     Ba3                555        592,463
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05                    Baa3                315        336,842

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Repap New Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                     B3      $         700   $    581,000
           SD Warren Co.
            Series B, Sr. Sub. Notes
            12.00%, 12/15/04                     B1              1,000      1,083,750
                                                                         ------------
           GROUP TOTAL                                                      5,625,805
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (3.2%)
      (1)  American Lawyer Media
            Holdings, Inc.
            Gtd. Sr. Notes
            9.75%, 12/15/07                      B1                450        466,875
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03                     N/R                750        780,000
           Belo (A.H.) Corp.
            Sr. Notes
            6.875%, 6/1/02                     Baa2                250        255,938
      (3)  InterAct Systems, Inc.
            Sr. Discount Notes
            0.00%, 8/1/03                       N/R                950        342,000
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                      B1                250        270,625
           Level 3 Communications, Inc.:
            Sr. Notes
            9.125%, 5/1/08                       B3              1,350      1,353,375
   (1)(3)   0.00%, 12/1/08                       B3              2,000      1,257,500
      (3)  Liberty Group Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                      Caa1                600        323,250
      (1)  Mentus Media Corp.
            Units
            12.00%, 2/1/03                      N/R              1,508      1,470,300
           Printpack, Inc.
            Series B, Sr. Sub. Notes
            10.625%, 8/15/06                   Caa1                300        277,125
           Tri-State Outdoor Media
            Sr. Notes
            11.00%, 5/15/08                     N/R                850        886,125
      (1)  TV Guide, Inc.
            Sr. Sub. Notes
            8.125%, 3/1/09                      Ba3                700        710,500
                                                                         ------------
           GROUP TOTAL                                                      8,393,613
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.0%)
           EOP Operating, L.P.
            Sr. Notes
            6.375%, 2/15/03                    Baa1                 65         63,619
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (6.7%)
           American Restaurant Group,
            Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                      B3                750        675,937
      (1)  Bluegreen Corp.
            Gtd. Sr. Secured Notes
            10.50%, 4/1/08                       B3              1,000        877,500
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
      (1)  Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                       B1      $         150   $    153,750
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                       B1                375        356,719
           Casino America, Inc.
            Gtd. Sr. Notes
            12.50%, 8/1/03                       B1              1,250      1,426,563
           Casino Magic of Louisiana,
            Corp.
            Series B, Gtd. First Mortgage
            Notes
            13.00%, 8/15/03                      B3              1,300      1,456,000
      (4)  Colorado Gaming &
            Entertainment Co.
            Gtd. Sr. Notes
            12.00%, 6/1/03                      N/R              1,480      1,593,248
           Empress River Casino Finance
            Corp.
            Gtd. Sr. Notes
            10.75%, 4/1/02                      Ba3                500        526,875
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                      B1                800        742,000
           HMH Properties
            Series B,
            Gtd. Sr. Notes
            7.875%, 8/1/08                      Ba2                500        480,000
      (1)  Hard Rock Hotel, Inc.
            Sr. Sub. Notes
            9.25%, 4/1/05                        B3              1,400      1,361,500
      (1)  Hollywood Park, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.50%, 8/1/07                        B2                675        691,875
           Horseshoe Gaming L.L.C.:
            Series B, Gtd. Sr. Notes
            12.75%, 9/30/00                      B1                750        795,000
            Series B, Sr. Sub. Notes
            9.375%, 6/15/07                      B3              1,350      1,383,750
           Majestic Star Casino, L.L.C.
            Sr. Exchange Secured Notes
            12.75%, 5/15/03                      B2                200        217,500
           Mohegan Tribal Gaming
            Authority Series B,
            Sr. Secured Notes
            8.125%, 1/1/06                      Ba1                900        919,125
           Prime Hospitality Corp.
            Secured First Mortgage Notes
            9.25%, 1/15/06                      Ba2                850        879,750
           Red Roof Inns, Inc.
            Sr. Exchange Notes
            9.625%, 12/15/03                     B2                700        708,750
      (1)  Romacorp Inc.
            Sr. Notes
            12.00%, 7/1/06                       B3                750        731,250
           Sante Fe Hotel, Inc.
            Gtd. First Mortgage Notes
            11.00%, 12/15/00                   Caa2                354        343,380

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Station Casinos
            Sr. Sub. Notes
            9.75%, 4/15/07                       B2      $       1,400   $  1,480,500
                                                                         ------------
           GROUP TOTAL                                                     17,800,972
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
RETAIL (4.8%)
   (1)(3)  Advance Holdings Corp.
            Series B,
            Sr. Discount Debentures
            0.00%, 4/15/09                     Caa2              1,500        920,625
      (1)  Advance Stores Co.
            Gtd. Sr. Sub. Notes
            10.25%, 4/15/08                    Caa1              2,000      2,035,000
      (1)  County Seat Stores, Inc.
            Units
            12.75%, 11/1/04                     N/R              1,100        385,000
           Dairy Mart Convenience Stores,
            Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                      B3                275        257,813
           Finlay Enterprises, Inc.
            Sr. Debentures
            9.00%, 5/1/08                        B2                400        375,000
           Finlay Fine Jewelry Corp.
            Gtd. Sr. Notes
            8.375%, 5/1/08                      Ba3              1,200      1,167,000
           Golden Sky, Inc.
            Sr. Discount Notes
            0.00%, 3/1/07                      Caa1                250        145,312
           Jitney-Jungle Stores of
            America, Inc.:
            Gtd. Sr. Notes
            12.00%, 3/1/06                       B2                750        832,500
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                     B3                300        304,500
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                      Ba2              1,175      1,211,719
      (3)  Mrs. Fields Holding Co.
            Units
            0.00%, 12/1/05                     Caa2              1,750        975,625
           Mrs. Fields Original Cookies,
            Inc.:
            Gtd. Sr. Notes
            10.125%, 12/1/04                    N/R              1,800      1,730,250
      (1)   10.125%, 12/1/04                     B2                250        240,312
           Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07                     B3                550        577,500
           Pathmark Stores, Inc.
            Sr. Sub. Notes
            9.625%, 5/1/03                     Caa1                850        871,250
      (1)  Simmons Co.
            Sr. Sub. Notes
            10.25%, 3/15/09                      B3                650        671,125
                                                                         ------------
           GROUP TOTAL                                                     12,700,531
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (17.7%)
           Adelphia Communications Corp.
            8.375%, 2/1/08                       B3                800        817,000
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
      (3)  COLT Telecom Group plc
            Yankee Units
            0.00%, 12/15/06                      B1      $         400   $    352,000
           Century Communications, Inc.
            Series B
            Zero Coupon, 1/15/08                Ba3                650        302,250
      (1)  Charter Communications
            Holdings
            Sr. Discount Notes
            0.00%, 4/1/11                        B3              1,600      1,032,000
            Sr. Notes
            8.625%, 4/1/09                       B2              1,500      1,539,375
      (3)  Clearnet Communications, Inc.
            Sr. Discount Notes
            0.00%, 12/15/05                      B3              1,050        962,062
      (1)  Coaxial Communications, Inc.
            Gtd. Sr. Notes
            10.00%, 8/15/06                      B3                750        798,750
           Comcast Cellular Holdings
            Series B, Sr. Notes
            9.50%, 5/1/07                       Ba3                700        801,500
      (1)  Concentric Network Corp.
            Units
            12.75%, 12/15/07                    N/R                750        855,000
   (1)(3)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                       N/R              1,850        508,750
      (1)  Dobson/Sygnet Communications
            Co.
            Sr. Notes
            12.25%, 12/15/08                    N/R              1,300      1,394,250
   (1)(3)  Dolphin Telecom plc
            Sr. Discount Notes
            0.00%, 6/1/08                      Caa1                500        252,500
      (3)  E. Spire Communications, Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                      N/R              2,950      2,006,000
      (3)  Econophone, Inc.
            Sr. Notes
            0.00%, 2/15/08                      N/R              1,600        880,000
      (1)  Exodus Communications, Inc.
            Sr. Notes
            11.25%, 7/1/08                      N/R                700        770,000
   (1)(3)  Focal Communications Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                      N/R              1,400        784,000
      (3)  GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05                     N/R              1,800      1,320,750
      (1)  Global Crossing Holdings, Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08                     N/R              1,150      1,280,813
           Globalstar, L.P. / Globalstar
            Capital Corp.
            Sr. Notes
            10.75%, 11/1/04                      B3              1,000        630,000

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Globix Corp.
            Sr. Notes
            13.00%, 5/1/05                      N/R      $       1,000   $    965,000
      (3)  Hyperion Telecommunications,
            Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 4/15/03                       B3                450        371,250
      (3)  ICG Holdings, Inc.
            Gtd. Sr. Exchange
            Discount Notes:
      (1)   0.00%, 9/15/05                      N/R                650        575,250
            0.00%, 5/1/06                       N/R                600        490,500
            Gtd. Sr. Discount Notes
            0.00%, 3/15/07                      N/R              1,750      1,277,500
   (1)(3)  ICG Services, Inc.
            Sr. Discount Notes:
            0.00%, 2/15/08                      N/R                500        305,625
            0.00%, 5/1/08                       N/R              1,350        806,625
           ITC DeltaCom, Inc.
            Sr. Notes
            11.00%, 6/1/07                       B2                259        285,224
           Intermedia Communications,
            Inc.
            Sr. Notes
            8.875%, 11/1/07                      B2                200        203,500
           Iridium, L.L.C. / Iridium
            Capital Corp.
            Series B, Sr. Notes
            10.875%, 7/15/05                     B3                500        190,000
            11.25%, 7/15/05                      B3                100         38,000
            14.00%, 7/15/05                      B3                500        225,000
           Jacor Communications, Inc.
            Gtd. Sr. Sub. Notes
            8.00%, 2/15/10                       B2                250        266,875
           Jordan Telecommunications
            Products, Inc.:
            Series B, Sr. Notes
            9.875%, 8/1/07                      N/R                270        265,275
      (3)   Series B,
            Sr. Discount Notes
            0.00%, 8/1/07                        B3                425        346,375
           Logix Communications
            Enterprises
            Sr. Notes
            12.25%, 6/15/08                     N/R              1,000        920,000
      (3)  McCaw International, Ltd.
            Sr. Discount Notes
            0.00%, 4/15/07                     Caa1              1,000        590,000
           McLeod USA, Inc.:
            Sr. Notes
            9.25%, 7/15/07                       B2                400        418,000
      (1)   9.50%, 11/1/08                       B2              1,000      1,087,500
      (3)   Sr. Discount Notes
            0.00%, 3/1/07                        B2                800        642,000
   (1)(3)  MetroNet Communications Corp.:
            Sr. Discount Notes
            0.00%, 11/1/07                        B              1,100        886,875
            0.00%, 6/15/08                       B3              1,000        773,750
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
      (3)  Microcell Telecommunications,
            Inc.
            Series B, Yankee
            Sr. Discount Notes
            0.00%, 6/1/06                        B3      $         270   $    220,050
           NEXTLINK Communications, Inc.:
      (3)   0.00%, 4/15/08                       B3              1,700      1,088,000
      (3)   10.75%, 11/15/08                     B3                500        536,250
            Sr. Notes
            12.50%, 4/15/06                      B3                350        385,437
   (1)(3)  Nextel Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                       B2              1,700      1,190,000
           Orion Network Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                      B2                500        445,000
           PLD Telekom, Inc.
            Gtd. Sr. Notes
            14.00%, 6/1/04                      N/R              1,610        885,500
      (3)  Pagemart Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                        B3              1,750      1,467,813
      (1)  Petersburg Long Distance, Inc.
            Conv. Sub. Notes
            9.00%, 6/1/06                       N/R                230        103,500
           Price Communications
            Corp./Price Communications
            Cellular Holdings, Inc.
            Sr. Discount Notes
            11.25%, 8/15/08                    Caa1                743        705,523
      (3)  Qwest Communications
            International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                      B2              1,100        873,125
      (3)  RCN Corp. Series B,
            Sr. Discount Notes
            0.00%, 2/15/08                       B3                900        572,625
           RSL Communications plc:
            Gtd. Sr. Notes
            9.125%, 3/1/08                       B3                250        248,750
      (1)   Sr. Notes
            10.50%, 11/15/08                     B3                250        266,250
   (1)(3)  Rhythms Netconnections
            Units
            0.00%, 5/15/08                      N/R              1,500        825,000
           Rogers Cablesystems, Ltd.
            Series B,
            Yankee Sr. Secured 2nd
            Priority Notes
            10.00%, 3/15/05                     Ba3                250        281,875
           Rogers Cantel, Inc.
            Yankee Sr. Secured Debentures
            9.375%, 6/1/08                      Ba3                350        383,250
           Sprint Spectrum, L.P./
            Sprint Spectrum Finance Corp.
            Sr. Notes
            11.00%, 8/15/06                      B2              1,500      1,757,115

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           Star Choice Communications,
            Inc.
            Sr. Notes
            13.00%, 12/15/05                    N/R      $         500   $    511,875
      (1)  Startec Global Communications
            Corp.
            Units
            12.00%, 5/15/08                     N/R                750        665,625
           TCI Satellite Entertainment,
            Inc.:
      (3)   Sr. Discount Notes
            0.00%, 2/15/07                     Caa3                200        116,500
            Sr. Sub. Notes
            10.875%, 2/15/07                   Caa3                700        539,000
           Talton Holdings, Inc.
            Gtd. Sr. Notes
            11.00%, 6/30/07                      B2                250        224,375
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07                    Caa1                750        712,500
      (3)  USN Communications, Inc.
            Units
            0.00%, 8/15/04                     Caa1                  8              0
      (1)  Viatel, Inc.
            Sr. Notes
            11.25%, 4/15/08                    Caa1                850        877,625
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                       B3                350        382,375
      (3)  Winstar Communications, Inc.
            Sr. Discount Notes
            0.00%, 10/15/05                    Caa1              1,600      1,140,000
           WorldCom, Inc.
            Sr. Notes
            8.875%, 1/15/06                    Baa2                160        172,330
                                                                         ------------
           GROUP TOTAL                                                     46,794,392
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.3%)
      (1)  Iron Age Corp.
            Sr. Sub. Notes
            9.875%, 5/1/08                       B3                250        188,437
           Maxim Group, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.25%, 10/15/07                      B2                700        692,125
      (1)  Phillips-Van-Heusen Corp.
            Sr. Sub. Notes
            9.50%, 5/1/08                        B1                800        796,000
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                     B2                500        522,500
           Tropical Sportswear
            International
            Series A,
            Gtd. Sr. Notes
            11.00%, 6/15/08                      B3                600        628,500
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                     B3      $         500   $    537,500
                                                                         ------------
           GROUP TOTAL                                                      3,365,062
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.2%)
           AirTran Airlines, Inc.
            Sr. Notes
            10.50%, 4/15/01                     N/R              1,000        868,750
      (1)  Hermes Europe Railtel B.V.
            Sr. Notes
            11.50%, 8/15/07                      B3              1,000      1,100,000
           Norfolk Southern Corp.
            Notes
            7.05%, 5/1/37                      Baa1                200        207,400
           Pegasus Shipping (Hellas),
            Ltd.
            Series A, First Preferred
            Ship Mortgage Notes
            11.875%, 11/15/04                    B3                300        210,000
      (1)  Trans World Airlines, Inc.
            Sr. Notes
            11.375%, 3/1/06                    Caa1              1,500        791,250
                                                                         ------------
           GROUP TOTAL                                                      3,177,400
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.5%)
      (1)  Waste Systems International,
            Inc.
            Sub. Notes
            7.00%, 5/13/05                      N/R              1,500      1,395,000
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $241,945,904)                                                     226,319,143
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
MUNICIPAL SECURITIES (0.5%)
-------------------------------------------------------------------------------------
-----------------
           New Jersey Economic
            Development Authority
            Series B, Revenue Bonds
            Zero Coupon, 2/15/03
            (Cost $1,242,266)                   Aaa              1,605      1,279,988
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
GOVERNMENT & AGENCY SECURITIES (2.6%)
-------------------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.8%)
           30YR TBA
            6.00%, 3/1/29                       Aaa              4,140      4,030,000
           STRIPS,
            Series H, Class 2
            11.50%, 5/1/09                      Aaa                637        699,376
                                                                         ------------
           GROUP TOTAL                                                      4,729,376
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------

                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
           Various Pools:
            10.50%, 9/15/15                     Aaa      $          45   $     49,240
            10.50%, 9/15/15                     Aaa                 19         20,822
            10.50%, 12/15/15                    Aaa                  5          4,965
            10.50%, 3/15/16                     Aaa                 26         28,563
            10.50%, 8/15/16                     Aaa                 35         37,915
                                                                         ------------
           GROUP TOTAL                                                        141,505
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY BOND (0.0%)
           8.00%, 11/15/21                      Aaa                 20         25,131
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTE (0.7%)
            6.25%, 2/15/07                      Aaa                260        273,608
            6.25%, 6/30/02                      Aaa                 15         15,478
            7.25%, 5/15/04                      Aaa                710        773,126
           STRIPS
            Series S
            0.00%, 5/15/17                      Aaa                780        262,540
           TIPS
            3.625%, 1/15/08                     Aaa                635        620,313
            3.875%, 1/15/09                     Aaa                 30         29,916
                                                                         ------------
           GROUP TOTAL                                                      1,974,981
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $6,895,696)                                                         6,870,993
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
-------------------------------------------------------------------------------------
-----------------
           Asset Securitization Corp.:
            Series 1996-MD6,
            Class A6, 7.11%, 11/13/26          Baa2                420        392,437
           BankBoston Mortgage Inc.
            6.375%, 4/15/08                      A2                 45         44,849
           Commercial Mortgage Asset
            Trust
            Series 1999, Class A3
            6.64%, 9/17/10                      Aaa                 80         80,700
           GMAC Commercial
            Mortgage Securities, Inc.
            6.853%, 9/15/06                     Aaa                 80         82,450
           Kidder Peabody Acceptance
            Corp.
            Series 1994-C1,
            Class C1 B 6.85%, 2/1/06            N/R                910        918,531
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,552,044)                                                         1,518,967
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.6%)
-------------------------------------------------------------------------------------
-----------------
      (1)  Constellation Finance, L.L.C.
            Series 1997-1, Class 1
            9.80%, 12/15/02                     N/R                250        240,000
           Contimortgage Home
            Equity Loan Trust
            7.22%, 1/15/28                      Aaa                125        126,601
                                             Moody's          Face
                                             Ratings         Amount
                                           (Unaudited)       (000)          Value
-------------------------------------------------------------------------------------
-----------------
            Series 1998-1, Class A5
            6.43%, 4/15/16                      Aaa      $         425   $    429,458
           Green Tree Financial Corp.
            Manufactured Housing
            Installment Sale Contracts
            Series 1993-4, Class B1
            7.20%, 1/15/19                     Baa3              1,849      1,822,283
           Green Tree Recreational,
            Equipment & Consumer Trust,
            Consumer Products & Equipment
            Retail Installment Sale
            Contracts
            Series 1997-C, Class A-1,
            6.49%, 2/15/18                      N/R                638        637,366
           New Century Home
            Equity Loan Trust
            6.73%, 7/25/22                      Aaa                100        100,438
           Peco Energy Transition Trust:
            Series 1999-A, Class A6
            6.05%, 3/1/09                       Aaa                 90         89,151
            Series 1999-A, Class A7
            6.13%, 3/1/09                       Aaa                 95         94,330
           Southern Pacific Secured
            Assets Corp.
            Series 1998-1, Class A2,
            6.27%, 2/25/18                      Aaa                550        555,044
           UCFC Home Equity Loan,:
            Series 1996-B1, Class A7,
            8.20%, 9/15/27                      Aaa                110        115,569
            Series 1998-A, Class A7,
            6.87%, 7/15/29                      Aaa                 50         49,484
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $4,156,974)                                                         4,259,724
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------

                                                                   Shares/
                                                                    Units
---------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.1%)
---------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
         (5) OpTel, Inc.                                                  500               5
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
         (5) Coinstar, Inc.                                            11,887         190,192
         (5) Crown Packaging Enterprises, Ltd.                        253,746           2,537
                                                                                -------------
            GROUP TOTAL                                                               192,729
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
      (5)(6) Westfed Holdings, Inc. Class B
             (acquired 9/20/88, $127)                                  12,670               0
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.8%)
      (5)(6) Dr. Pepper Bottling Holdings, Inc.
             Class A (acquired 2/25/97, cost $1,181,250)               75,000       2,170,313

                                                                   Shares/
                                                                    Units           Value
---------------------------------------------------------------------------------------------
-----------------
         (5) Specialty Foods Corp.                                     30,000   $       1,500
                                                                                -------------
            GROUP TOTAL                                                             2,171,813
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
   (5)(6)(7) CIC I Acquisition Corp.
             (acquired 10/18/89, cost $1,076,715)                       2,944         200,192
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
         (5) Sheffield Steel Corp.                                      6,250          25,000
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
         (5) Mail-Well, Inc.                                           14,204         189,979
      (1)(5) Mail-Well, Inc.                                            7,102          94,989
                                                                                -------------
            GROUP TOTAL                                                               284,968
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
            Capital Gaming International, Inc.                          5,687             284
         (5) Elsinore Corp.                                            86,539          32,452
         (5) Isle Of Capri Casinos, Inc.                               14,947          67,262
         (5) Motels of America, Inc.                                      500           9,000
                                                                                -------------
            GROUP TOTAL                                                               108,998
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
RETAIL (0.0%)
      (5)(6) Jewel Recovery, L.P.
             (acquired 7/30/93, cost $0)                               49,559               0
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.0%)
         (5) Intermedia Communications, Inc.                            2,424          64,537
         (5) Nextel Communications, Inc. Class A                          310          11,354
         (5) Pagemart Nationwide, Inc.                                  7,000          47,250
                                                                                -------------
            GROUP TOTAL                                                               123,141
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $3,029,263)                                                                 3,106,846
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.5%)
---------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
         (5) GPA Group plc
             7% Second Preference Cum. Conv.                        2,125,000       1,062,500
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
BROADCASTING (1.5%)
      (1)(5) Benedek Communications Corp.
             11.50% Sr. Exchangeable                                      150         142,500
         (5) Pegasus Communications Corp.
             12.75% Cum. Exchangeable, Series A                             0          54,090
            Pegasus Communications Corp.
             Units                                                        250         286,250
      (1)(5) Source Media, Inc.
             13.50% Units                                              64,932       1,266,174
         (5) Spanish Broadcasting System, Inc.
             14.25%, Cum. Exchangeable                                 19,668       2,104,476
                                                                                -------------
            GROUP TOTAL                                                             3,853,490
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
                                                                   Shares/
                                                                    Units           Value
---------------------------------------------------------------------------------------------
-----------------
CABLE (0.3%)
            Adelphia Communications Corp. 13% Cum.
             Exchangeable, Series B                                     5,000   $     572,500
         (5) DIVA Systems Corp.
             Series D                                                  56,913         284,565
         (5) NTL, Inc.
             13% Exchangeable, Series B                                     1             610
                                                                                -------------
            GROUP TOTAL                                                               857,675
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
            Renaissance Cosmetics, Inc.
             14% Cumulative                                                 2               0
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.2%)
            Lehman Brothers Holdings: 5.67%                             1,850          80,475
            5.94%, Series C                                             1,300          59,800
            Olympic Financial, Ltd.
             Units
             11.50%, 3/15/07                                              475         370,500
         (7) Westfed Holdings, Inc.
             Class A (acquired 9/20/88-6/18/93, cost
             $3,611,992)                                               42,759          42,759
                                                                                -------------
            GROUP TOTAL                                                               553,534
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.1%)
         (1) International Utility Structures, Inc.:
             13% Units                                                    150         140,625
             13% Units                                                      8             718
                                                                                -------------
            GROUP TOTAL                                                               141,343
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
MISCELLANEOUS (0.0%)
         (5) TCR Holdings Corp.:
            Series B                                                      790              48
            Series C (non-voting)                                         434              24
            Series D (non-voting)                                       1,145              61
            Series E (non-voting)                                       2,370             149
                                                                                -------------
            GROUP TOTAL                                                                   282
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.4%)
         (5) SD Warren Co.
             14% Cum. Exchangeable, Series B                           21,459       1,148,056
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
            Primedia, Inc.
             10% Cum. Exchangeable, Series D                            5,000         517,500
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
         (5) AmeriKing, Inc.
             13%, Cum. Exchangeable                                    19,360         484,000
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.2%)
         (5) Intermedia Communications, Inc.: 13.50%
             Exchangeable, Series B                                     3,175         309,989
            7% Jr. Convertible, Series E                               44,000         880,000
         (5) NEXTLINK Communications, Inc.
             14% Cum. Exchangeable                                     12,510         638,010
         (5) Nextel Communications, Inc.
             13% Exchangeable, Series D                                   964         964,355

                                                                   Shares/
                                                                    Units           Value
---------------------------------------------------------------------------------------------
-----------------
         (1) Rural Cellular Corp.
             11.375% Sr. Exchangeable                                     279   $     275,027
         (5) Viatel, Inc.
             Series A                                                     432          69,057
                                                                                -------------
            GROUP TOTAL                                                             3,136,438
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $13,983,188)                                                               11,754,818
                                                                                -------------
RIGHTS (0.0%)
---------------------------------------------------------------------------------------------
-----------------
         (5) Terex Corp.
             expiring 5/15/02 (cost $0)                                 6,000          84,000
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
WARRANTS (0.9%)
---------------------------------------------------------------------------------------------
-----------------
         (5) Advanced Radio Telecommunications Corp.
             expiring 2/15/07                                          13,500         124,875
         (5) American Telecasting, Inc.
             expiring 6/23/99                                             525               0
         (5) Ampex Corp.
             expiring 3/15/03                                          25,500          38,250
         (5) Australis Holdings Pty. Ltd.
             expiring 10/30/01                                          2,250              23
         (5) Bell Technology, Inc.
             expiring 5/1/05                                            1,000              10
         (5) CHC Helicopter Corp.
             expiring 12/15/00                                          6,000          18,000
      (5)(7) CHI Energy, Inc.:
             expiring 12/31/03                                          5,400          12,965
             Series B,
             expiring 11/8/03                                           7,578          18,195
             Series C,
             expiring 11/8/05                                           4,919          11,811
      (2)(5) Capital Gaming International, Inc.
             expiring 2/1/99                                               17               0
         (5) Concentric Network Corp.
             expiring 12/15/07                                            750         225,000
         (5) County Seat Stores, Inc.
             expiring 10/15/98                                          1,520              15
         (5) Crown Packaging Holdings, Ltd.
             expiring 11/1/03                                           2,000           1,000
         (5) DIVA Systems Corp.:
             expiring 3/1/08                                            8,325              83
             expiring 5/15/06                                           1,925          13,475
         (5) DTI Holdings, Inc.
             expiring 3/1/08                                            9,250           9,250
         (5) Dairy Mart Convenience Stores, Inc.
             expiring 12/1/01                                          11,665           2,916
         (5) E. Spire Communications, Inc.
             expiring 11/1/05                                           2,000         220,000
         (5) Golden Ocean Group, Ltd.
             expiring 8/31/01                                           1,032             258
         (5) Great American Cookie Co.
             expiring 1/15/01                                             225               0
         (5) Hemmeter Enterprises, Inc.
             expiring 12/15/99                                          9,000               0
         (5) IHF Capital, Inc.
             expiring 11/14/99                                            500               5
         (5) IntelCom Group, Inc.
             expiring 9/1/05                                            2,145          36,465
                                                                   Shares/
                                                                    Units           Value
---------------------------------------------------------------------------------------------
-----------------
         (5) Interact Systems, Inc.
             expiring 8/1/03                                              750   $           0
         (5) Isle of Capri Casinos, Inc.
             expiring 5/3/01                                            2,646              26
         (5) Loral Orion Network Systems, Inc.
             expiring 1/31/07                                             500           5,500
         (5) McCaw International, Ltd.
             expiring 4/15/07                                           1,000           2,500
         (5) Mentus Media Corp.
             expiring 2/1/08                                            3,984              40
         (5) Microcell Telecommunications
             expiring 6/1/06                                            1,600          26,832
         (5) NEXTLINK Communications, Inc.
             expiring 2/1/09                                            9,500               0
         (5) Nextel Communications, Inc.
             expiring 4/25/99                                             750           9,000
         (5) PLD Telekom, Inc.
             expiring 6/01/06                                           1,610               0
         (5) Price Communications Corp.
             expiring 8/1/07                                            3,956          39,560
         (5) Rhythms Netconnections
             expiring 5/15/08                                           6,000         240,000
         (5) SD Warren Co.
             expiring 12/15/06                                         12,000          60,000
         (5) Source Media, Inc.
             expiring 11/1/07                                          30,731         253,533
         (5) Spanish Broadcasting System, Inc.:
             expiring 6/30/99                                           1,500         735,000
         (1)  expiring 6/30/99                                          1,500         307,500
         (5) Star Choice Communications, Inc.
             expiring 12/5/05                                          11,580          20,335
         (5) Startec Global Communications Corp.
             expiring 5/15/08                                             750             750
         (5) United International Holdings
             expiring 11/15/99                                          2,950           2,950
         (5) Wright Medical Technology
             expiring 6/30/03                                             618               6
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,776,569)                                                                 2,436,128
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $274,581,904)                                                             257,630,607
                                                                                -------------
---------------------------------------------------------------------------------------------
-----------------

                                                   Moody's           Face
                                                   Ratings          Amount
                                                 (Unaudited)        (000)
----------------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (1.1%)
----------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (0.9%)
----------------------------------------------------------------------------------------------
-----------------
FINLAND (0.1%)
         (8) Okobank Perpetual
             Medium Term Notes
             5.739%, 9/29/49                           A3            USD 140           133,700
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
FRANCE (0.1%)
         (8) Credit Lyonnais Paris
             6.563%, 9/19/49                         Baa2            USD 210           195,300

                                                   Moody's           Face
                                                   Ratings          Amount
                                                 (Unaudited)        (000)            Value
----------------------------------------------------------------------------------------------
-----------------
            L'Auxiliare du Credit
             Foncier de France
             Gtd. Sub. Notes
             5.00%, 10/22/02                         Baa3            USD 150      $    144,000
                                                                                  ------------
            GROUP TOTAL                                                                339,300
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
JAPAN (0.2%)
         (8) Fuji Bank (Cayman), Ltd.:
             Perpetual Gtd. Notes 7.30%,
             3/29/49                                 Baa2            USD 370           286,750
             Perpetual Sub. Notes 6.55%,
             8/29/49                                 Baa1            USD 430           333,250
                                                                                  ------------
            GROUP TOTAL                                                                620,000
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.1%)
            CompleTelecom
             Europe N.V. Units 0.00%, 2/15/09        Caa2            USD 650           338,000
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
SWEDEN (0.4%)
         (8) ForeningsSparrbanken AB
             Perpetual Jr. Sub. Medium Term
             Notes 6.438%, 12/29/49                  Baa2            USD 500           490,000
            Skandinaviska Enskilda Banken AB
             Perpetual Sub. Notes 6.625%,
             3/29/49                                 Baa1            USD 400           397,480
                                                                                  ------------
            GROUP TOTAL                                                                887,480
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,166,002)                                                                  2,318,480
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (0.2%)
COLOMBIA (0.1%)
         (8) Republic of Colombia
             12.243%, 8/13/05                        Baa3            USD 170           155,550
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
POLAND (0.1%)
            Republic of Poland
             Past Due Interest Bonds
             5.00%, 10/27/14                         Baa3            USD 320           295,200
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $454,399)                                                                      450,750
                                                                                  ------------
                                                   Moody's           Face
                                                   Ratings          Amount
                                                 (Unaudited)        (000)            Value
----------------------------------------------------------------------------------------------
-----------------

TOTAL FOREIGN SECURITIES
  (Cost $2,620,401)                                                               $  2,769,230
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.3%)
  (Cost $277,202,305)                                                              260,399,837
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
ASSETS IN EXCESS OF OTHER LIABILITIES (1.7%)
                                                                                     4,614,421
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
            Applicable to 34,698,020 issued and outstanding .001 par value
             shares (authorized 100,000,000 shares)                               $265,014,258
                                                                                  ------------
                                                                                  ------------
----------------------------------------------------------------------------------------------
-----------------

N/R--Not Rated.
STRIPS--Separate Trading of Registered Interest and Principal Securities.
TIPS--Treasury Inflation Protected Securities.
TBA--Security is subject to delayed delivery.
(1)  144A Security. Certain conditions for public sale may exist.
(2)  Defaulted security.
(3) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(4)  Payment in kind bond. Market value includes accrued interest.
(5)  Non-income producing security.
(6) Restricted as to private and public resale. Total cost of restricted securities at March 31, 1999 aggregated 2,258,092. Total market value of restricted securities owned at March 31, 1999 was 2,370,505 or 0.9% of net assets.
(7) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(8) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 1999.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN

---------

Pursuant to the BEA Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders may elect to have all dividends and distributions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by Boston Equiserve, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Bank Boston, N.A., Boston EquiServe, c/o Dividend Reinvestment Department, P.O. Box 9041, Boston, MA 02205-9041. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's common stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $3,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to BankBoston, N.A., c/o Boston EquiServe, P.O. Box 9041, Boston, MA 02205-9041. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to Bank Boston, N.A., Boston EquiServe c/o The BEA Income Fund, P.O. Box 8040, Boston, MA 02266-8040, or you may call (800) 730-6001.